WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Warrants
SCHEDULE OF FAIR VALUE OF THE WARRANTS	The assumptions used to determine the fair value of the Warrants as follows:
Expected life (years)	1.75
Risk-free interest rate	3.84%
Expected volatility	132.96%
Dividend yield	0%
The assumptions used to determine the fair value of the Warrants as follows:
Expected life (years)	1.75
Risk-free interest rate	3.84%
Expected volatility	132.96%
Dividend yield	0%

SCHEDULE OF WARRANT ACTIVITY
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term	Intrinsic Value
Outstanding, December 31, 2022	—	—	—
Issued	5,000,000	$0.50	1.75
Cancelled	—	$—	—
Exercised	—	$—	—
Outstanding, December 31, 2023	5,000,000	$0.50	1.25	$—
Issued	—	$—	—	—
Cancelled	—	$—	—	—
Exercised	—	$—	—	—
Outstanding, March 31, 2024	5,000,000	$0.50	1.00	$—

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term	Intrinsic Value
Outstanding, December 31, 2022	—	—	—	-
Issued	5,000,000	$0.50	1.75	-
Cancelled	—	$—	—	-
Exercised	—	$—	—	-
Outstanding, December 31, 2023	5,000,000	$0.50	1.25	$—